Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	249,311,011.56	18,989
Yield Supplement Overcollateralization Amount 09/30/21	7,667,392.31	0
Receivables Balance 09/30/21	256,978,403.87	18,989
Principal Payments	13,400,326.05	414
Defaulted Receivables	130,349.04	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	7,050,557.08	0
Pool Balance at 10/31/21	236,397,171.70	18,566

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.82%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,927,225.24	156
Past Due 61-90 days	799,352.50	46
Past Due 91-120 days	150,630.35	9
Past Due 121+ days	0.00	0
Total	3,877,208.09	211

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	236,614.50
Aggregate Net Losses/(Gains) - October 2021	(106,265.46)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.50%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	-0.08%
Third Prior Net Losses/(Gains) Ratio	-0.15%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.17%
Weighted Average Contract Rate, Yield Adjusted	6.56%
Weighted Average Remaining Term	31.91

Flow of Funds	$ Amount
Collections	14,504,916.74
Investment Earnings on Cash Accounts	68.99
Servicing Fee	(214,148.67)
Transfer to Collection Account	0.00
Available Funds	14,290,837.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	554,003.42
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	7,694,600.85
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	676,735.53

Total Distributions of Available Funds	14,290,837.06

Servicing Fee	214,148.67
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	244,091,772.55
Principal Paid	12,913,839.86
Note Balance @ 11/15/21	231,177,932.69

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2a
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2b
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	120,861,772.55
Principal Paid	12,913,839.86
Note Balance @ 11/15/21	107,947,932.69
Note Factor @ 11/15/21	30.7543968%

Class A-4
Note Balance @ 10/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	76,260,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	31,320,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	15,650,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	700,261.67
Total Principal Paid	12,913,839.86
Total Paid	13,614,101.53

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.09025%
Coupon	0.23025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	335,391.42
Principal Paid	12,913,839.86
Total Paid to A-3 Holders	13,249,231.28

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6725331
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.4024854
Total Distribution Amount	13.0750185

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9555311
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.7915666
Total A-3 Distribution Amount	37.7470977

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	595.84
Noteholders' Principal Distributable Amount	404.16

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,609,619.51
Investment Earnings	57.84
Investment Earnings Paid	(57.84)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,066,052.01	$729,693.98	$1,083,817.74
Number of Extensions	58	40	56
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.27%	0.38%